Note 7 - Goodwill - Components of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance	$ 266,166	$ 220,646
Goodwill acquired during the year	29,390	44,655
Other items	866	187
Foreign exchange	1,648	678
Accumulated goodwill impairment loss	(6,150)
Balance	291,920	266,166
FirstService Residential Segment [Member]
Balance	173,673	167,449
Goodwill acquired during the year	13,358	5,696
Other items	(32)	18
Foreign exchange	1,224	510
Accumulated goodwill impairment loss
Balance	188,223	173,673
FirstService Brands Segment [Member]
Balance	92,493	53,197
Goodwill acquired during the year	16,032	38,959
Other items	898	169
Foreign exchange	424	168
Accumulated goodwill impairment loss	(6,150)
Balance	$ 103,697	$ 92,493